Called up share capital (Tables)	6 Months Ended
Jun. 30, 2020
16. Called up share capital
Called up share capital
	Ordinary share capital	Share premium	Total share capital and share premium
Half year ended 30.06.20	£m	£m	£m
Opening balance as at 1 January	4,331	263	4,594
Movement	5	21	26
Closing balance	4,336	284	4,620